Lease Liabilities (Details)	12 Months Ended
Feb. 28, 2021
Capitalized Lease Liabilities [Abstract]
Description of cash outflows for leases	Total cash outflows for leases recognized in statement of cash flows ZAR52.3 million (2020:ZAR58.4 million).